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July 17, 2019	Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen AMT-Free Quality Municipal Income Fund (the “Registrant”) Pre-Effective Amendment No. 1 to Registration Statement on Form N-14 File No. 333-232029

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of common shares in connection with the reorganization of Nuveen North Carolina Quality Municipal Income Fund with and into the Registrant (the “Reorganization”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on June 7, 2019 relating to the issuance of common shares in connection with the Reorganization (the “Registration Statement”) in response to comments provided telephonically by the staff of the U.S. Securities and Exchange Commission to Vedder Price P.C. on June 25, 2019 with respect to the Registration Statement (as addressed in separate correspondence to the staff dated July 17, 2019). The Amendment is also being filed for the purpose of providing certain additional information required by the Form and not included in the Registration Statement and to make certain other non-material changes.

Please contact the undersigned at (312) 609-7661 if you have any questions or comments regarding the filing.

Very truly yours,

/s/ Deborah Bielicke Eades

Deborah Bielicke Eades

Shareholder

DBE/Enclosures

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

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